Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	-13.30	1.38	6.26
After tax on distributions		-14.75	-0.60	4.84
After tax on distributions and sale of fund shares		-7.63	0.60	4.73
Class T before tax	2/1/2017	-10.27	2.01	6.61
Class C before tax	5/31/1994	-8.74	1.77	6.04
INST Class before tax	7/3/1995	-7.71	2.82	7.18
Class S before tax	3/11/2005	-7.82	2.79	7.12
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	4.26	9.46
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	3.79	8.10
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.72	4.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	3.31	5.92
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	3.20	6.78

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-7.61	1.83
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	3.42
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	2.89
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	2.75
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	2.38

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	-13.30	1.38	6.26
After tax on distributions		-14.75	-0.60	4.84
After tax on distributions and sale of fund shares		-7.63	0.60	4.73
Class T before tax	2/1/2017	-10.27	2.01	6.61
Class C before tax	5/31/1994	-8.74	1.77	6.04
INST Class before tax	7/3/1995	-7.71	2.82	7.18
Class S before tax	3/11/2005	-7.82	2.79	7.12
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	4.26	9.46
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	3.79	8.10
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.72	4.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	3.31	5.92
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	3.20	6.78

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-7.61	1.83
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	3.42
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	2.89
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	2.75
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	2.38

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

DWS Global Income Builder Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.30%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 02, 1964
DWS Global Income Builder Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.27%)
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
DWS Global Income Builder Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.74%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
DWS Global Income Builder Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
DWS Global Income Builder Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.71%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 1995
DWS Global Income Builder Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2005
DWS Global Income Builder Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	4.84%
DWS Global Income Builder Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.63%)
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	4.73%
DWS Global Income Builder Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
DWS Global Income Builder Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.46%
DWS Global Income Builder Fund | Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
DWS Global Income Builder Fund | Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	8.10%
DWS Global Income Builder Fund | Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
DWS Global Income Builder Fund | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
DWS Global Income Builder Fund | Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%